RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 1,595	$ 1,976	$ 1,872
Share-based payments	1,066	1,953	758
Post-employment benefits	283		22
Key management personnel compensation	$ 2,944	$ 3,929	$ 2,652
Number of key officers | item	7	7	7